Supplement to the
Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity®
Investment Grade Bond Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I and Class Z
October 29, 2022
STATEMENT OF ADDITIONAL INFORMATION

Michael Weaver no longer serves as Co-Portfolio Manager of Fidelity® Total Bond Fund.
Benjamin Harrison serves as Co-Portfolio Manager of Fidelity® Total Bond Fund.
Effective April 1, 2023, FMR reduced and replaced Fidelity Advisor® Limited Term Bond Fund's and Fidelity® Short-Term Bond Fund's management fee, each of which consisted of a group fee rate component plus an individual fee rate component, with a flat rate. The following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses (for each fund except Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). In addition to the management fee payable to Fidelity Management & Research Company LLC (FMR) and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed (pursuant to the Fundwide Operations and Expense Agreement (Fundwide Agreement) or otherwise) by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. A fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by a fund include interest, taxes, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Pursuant to the Fundwide Agreement, FMR agrees to provide or arrange for certain services and to pay the ordinary administrative and operating expenses incurred by a fund that are not otherwise provided for under the management contract, including the fees and expenses of a fund's custodian, auditor, and pricing and bookkeeping agent (including the cost associated with administration of the securities lending program), but excluding the management fee, shareholder servicing agent fee, interest, taxes, non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable, extraordinary expenses, fees and expenses of the Independent Trustees, and Rule 12b-1 fees, if any, in exchange for a fee equal to the difference, if any, between the management fee rate and 0.35%. The Fundwide Agreement effectively limits fund-level expenses to 0.35%. The Fundwide Agreement may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and, for Fidelity® Investment Grade Bond Fund by a vote of a majority of the outstanding voting securities of the fund.
FMR and Fidelity® Investment Grade Bond Fund on behalf of its retail class have entered into a 45 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of the fund to limit the total annual operating expenses (excluding interest, taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) of the class to 0.45%. This Expense Contract may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and by a vote of the majority of the outstanding voting securities of the class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Management-Related Expenses (for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). Under the terms of a fund's management contract,  FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees, proxy and shareholder meeting expenses, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Management Contracts" section.
Management Fees.
For the services of FMR under the management contract, Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund each pay FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.
The following information supplements information for Fidelity® Total Bond Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Castagliuolo as of October 31, 2022:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,158	$2,028	$235
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by Mr. Castagliuolo ($4,243 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of October 31, 2022, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Castagliuolo was none.
Benjamin Harrison is Co-Portfolio Manager of Fidelity® Total Bond Fund and receives compensation for managing the high income bond investments of the fund. As of June 30, 2023, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity® Total Bond Fund is based on the pre-tax investment performance of the fund's assets allocated to the high income asset class of the fund (based on the performance of the fund's retail class) within the Lipper℠ High Yield Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Mr. Harrison as of June 30, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	20	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$12,080	$1,667	$495
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by Mr. Harrison ($2,050 (in millions) assets managed).
As of June 30, 2023, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Harrison was none.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Transfer and Service Agent Agreements" section.
Effective April 1, 2023, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund.

ACOM8-SSTK-0923-134-1.842757.134	September 27, 2023

SAIStickerMaster
Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 29, 2022
STATEMENT OF ADDITIONAL INFORMATION

Michael Weaver no longer serves as Co-Portfolio Manager of Fidelity® Total Bond Fund.
Benjamin Harrison serves as Co-Portfolio Manager of Fidelity® Total Bond Fund.
Effective April 1, 2023, FMR reduced and replaced Fidelity Advisor® Limited Term Bond Fund's and Fidelity® Short-Term Bond Fund's management fee, each of which consisted of a group fee rate component plus an individual fee rate component, with a flat rate. The following information replaces similar information found in the "Management Contracts" section.
Management-Related Expenses (for each fund except Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). In addition to the management fee payable to Fidelity Management & Research Company LLC (FMR) and the fees payable to the transfer agent and pricing and bookkeeping agent, and the costs associated with securities lending, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed (pursuant to the Fundwide Operations and Expense Agreement (Fundwide Agreement) or otherwise) by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. A fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders. Other expenses paid by a fund include interest, taxes, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. Pursuant to the Fundwide Agreement, FMR agrees to provide or arrange for certain services and to pay the ordinary administrative and operating expenses incurred by a fund that are not otherwise provided for under the management contract, including the fees and expenses of a fund's custodian, auditor, and pricing and bookkeeping agent (including the cost associated with administration of the securities lending program), but excluding the management fee, shareholder servicing agent fee, interest, taxes, non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable, extraordinary expenses, fees and expenses of the Independent Trustees, and Rule 12b-1 fees, if any, in exchange for a fee equal to the difference, if any, between the management fee rate and 0.35%. The Fundwide Agreement effectively limits fund-level expenses to 0.35%. The Fundwide Agreement may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and, for Fidelity® Investment Grade Bond Fund by a vote of a majority of the outstanding voting securities of the fund.
FMR and Fidelity® Investment Grade Bond Fund on behalf of its retail class have entered into a 45 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of the fund to limit the total annual operating expenses (excluding interest, taxes, fees and expenses of the Independent Trustees, and extraordinary expenses, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable) of the class to 0.45%. This Expense Contract may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board of Trustees and by a vote of the majority of the outstanding voting securities of the class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.
Management-Related Expenses (for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund). Under the terms of a fund's management contract,  FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, fees and expenses of the Independent Trustees, Rule 12b-1 fees, proxy and shareholder meeting expenses, transfer agent fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. The fund shall pay its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Management Contracts" section.
Management Fees.
For the services of FMR under the management contract, Fidelity Advisor® Limited Term Bond Fund and Fidelity®Short-Term Bond Fund each pay FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.
The following information supplements information for Fidelity® Total Bond Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Mr. Castagliuolo as of October 31, 2022:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	24	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$45,158	$2,028	$235
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by Mr. Castagliuolo ($4,243 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year end.
As of October 31, 2022, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Castagliuolo was none.
Benjamin Harrison is Co-Portfolio Manager of Fidelity® Total Bond Fund and receives compensation for managing the high income bond investments of the fund. As of June 30, 2023, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a defined peer group assigned to each fund or account, and (ii) the investment performance of other high yield funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index or a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity® Total Bond Fund is based on the pre-tax investment performance of the fund's assets allocated to the high income asset class of the fund (based on the performance of the fund's retail class) within the Lipper℠ High Yield Funds. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services.
The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Mr. Harrison as of June 30, 2023:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	20	4	6
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$12,080	$1,667	$495
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Fidelity® Total Bond Fund managed by Mr. Harrison ($2,050 (in millions) assets managed).
As of June 30, 2023, the dollar range of shares of Fidelity® Total Bond Fund beneficially owned by Mr. Harrison was none.
The following information replaces similar information for Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund found in the "Transfer and Service Agent Agreements" section.
Effective April 1, 2023, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with Fidelity Advisor® Limited Term Bond Fund and Fidelity® Short-Term Bond Fund.

RCOM8-SSTK-0923-129-1.872064.129	September 27, 2023